Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net earnings	$ 8,295	$ 9,077
Adjustments for:
Depreciation, depletion, amortization and impairment	6,435	8,786
Deferred income tax expense (recovery)	560	(990)
Accretion	532	316
Unrealized foreign exchange loss (gain) on U.S. dollar denominated debt	(184)	729
Change in fair value of financial instruments and trading inventory	(5)	(38)
Bargain purchase gain and revaluations	(1,125)
(Gain) loss on disposal of assets	(992)	45
Loss on extinguishment of long-term debt		32
Share-based compensation	108	328
Settlement of decommissioning and restoration liabilities	(390)	(314)
Other	91	130
Increase in non-cash working capital	(981)	(2,421)
Cash flow provided by operating activities	12,344	15,680
Investing Activities
Capital and exploration expenditures	(5,828)	(4,987)
Capital expenditures classified as assets held for sale	(108)	(133)
Acquisitions	(2,394)
Proceeds from disposal of assets	1,882	315
Other investments	(83)	(36)
Decrease in non-cash working capital	20	52
Cash flow used in investing activities	(6,511)	(4,789)
Financing Activities
Net (decrease) increase in short-term debt	(2,343)	1,473
Repayment of long-term debt	(5)	(5,128)
Issuance of long-term debt	1,500
Lease liability payments	(331)	(329)
Issuance of common shares under share option plans	187	496
Repurchase of common shares	(2,233)	(5,135)
Distributions relating to non-controlling interest	(16)	(9)
Dividends paid on common shares	(2,749)	(2,596)
Cash flow used in financing activities	(5,990)	(11,228)
Decrease in Cash and Cash Equivalents	(157)	(337)
Effect of foreign exchange on cash and cash equivalents	(94)	112
Cash and cash equivalents at beginning of year	1,980	2,205
Cash and Cash Equivalents at End of Year	1,729	1,980
Supplementary Cash Flow Information
Interest paid	887	973
Income taxes paid	$ 2,604	$ 4,737